Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity [Line Items]
Ordinary shares issued	5,189
Ordinary shares		30,843
Shares grant of RSUs
Weighted average fair value of options granted		$ 4.64
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity [Line Items]
Grant of RSUs	235,000	418,733	782,350
Shares grant of RSUs		4,906
Weighted average fair value of RSUs granted	$ 8.43	$ 11.68	$ 11.36
Total unrecognized costs related to non-vested share-based compensation	$ 9,483
Recognized over a weighted average period	1 year 5 months 1 day
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
RSUs vesting terms	2 years	2 years	2 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
RSUs vesting terms	4 years	5 years	4 years
2013 Share Option Plan [Member]
Shareholders' Equity [Line Items]
Shares grant of RSUs	963,500
Equity incentive plan	1,500,000
Shares grant of RSUs	567,500
2013 Share Option Plan [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
RSUs vesting terms	2 years
2013 Share Option Plan [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
RSUs vesting terms	4 years